Common shares - Narrative (Details)				1 Months Ended							12 Months Ended
	Sep. 01, 2017 warrant shares vessel $ / shares	Jun. 14, 2017 shares	May 30, 2017 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) warrant shares $ / shares	Oct. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares $ / shares	Jun. 30, 2017 shares	May 31, 2017 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) warrant shares $ / shares	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2016 USD ($) shares	Jun. 30, 2018 $ / shares shares	Feb. 28, 2018 $ / shares shares	Oct. 31, 2017 $ / shares shares	Sep. 30, 2017 shares	Apr. 30, 2013 shares
Disclosure of classes of share capital [line items]
Issuance of shares | $											$ 337,000,000	$ 303,500,000	$ 0
Common stock, par value (in dollars per share) | $ / shares				$ 0.01							$ 0.01
2013 Equity Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Shares reserved for issuance (in shares)																		500,000
Maximum years grants are exercisable											10 years
Restricted Stock [Member]
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)											1,885,633	1,092,280
Weighted average grant date fair value, granted (in USD per share) | $											$ 20.28	$ 30.90
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Remaining shares available for issuance (in shares)				226,107							226,107
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Employees [Member]
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)				1,103,248		198,141	500,245	997,380
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member]
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)				60,000		12,000	12,000	60,000
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member] | First vesting percentage [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage				33.00%		33.00%	33.00%	33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member] | Second vesting percentage [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage				33.00%		33.00%	33.00%	33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member] | Third vesting percentage [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage				33.00%		33.00%	33.00%	33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Employees and Directors [Member]
Disclosure of classes of share capital [line items]
Weighted average grant date fair value, granted (in USD per share) | $				$ 19.55		$ 19.75	$ 22.15
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member]
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)								34,900
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member] | First vesting percentage [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage				33.00%		33.00%		33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member] | Second vesting percentage [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage				33.00%		33.00%		33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member] | Third vesting percentage [Member]
Disclosure of classes of share capital [line items]
Vested shares percentage				33.00%		33.00%		33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Employees, Directors and SSH Employees [Member]
Disclosure of classes of share capital [line items]
Weighted average grant date fair value, granted (in USD per share) | $								$ 30.90
Common stock [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued (in shares)				51,397,562				32,650,755			51,397,562	32,650,755
Common stock, par value (in dollars per share) | $ / shares				$ 0.01				$ 0.01			$ 0.01	$ 0.01
Common stock [Member] | 2013 Equity Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Shares reserved for issuance (in shares)				1,383,248							1,383,248		1,286,971	210,140	512,244	950,180
Common stock, par value (in dollars per share) | $ / shares				$ 0.01							$ 0.01			$ 0.01	$ 0.01	$ 0.01
Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member] | Restricted Stock [Member]
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)											114,400	114,400	79,500
NPTI [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued (in shares)																	5,500,000
Price per share (in USD per share) | $ / shares								$ 40.20				$ 40.20
NPTI [Member] | Common stock [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued (in shares)			5,000,000
Price per share (in USD per share) | $ / shares			$ 40.0
Issuance of shares | $			$ 188,700,000
Number of instruments or interests issued or issuable	5,499,999									5,500,000							5,500,000
NPTI [Member] | Warrant [Member]
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable | warrant	150,000			200,000							200,000
Exercise price (in USD per warrant) | $ / shares	$ 0.10			$ 0.10							$ 0.10
NPTI Vessel Acquisition [Member] | Common stock [Member]
Disclosure of classes of share capital [line items]
Shares issued upon exercise of warrants (in shares)		22,222							22,222
NPTI September Closing [Member] | Common stock [Member]
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable	5,499,999
Shares issued upon exercise of warrants (in shares)	127,778
NPTI September Closing [Member] | Warrant [Member]
Disclosure of classes of share capital [line items]
Exercise price (in USD per warrant) | $ / shares	$ 0.10
Vessels [member] | NPTI September Closing [Member]
Disclosure of classes of share capital [line items]
Number of vessels acquired | vessel	23
Public Offering [Member] | Common stock [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued (in shares)					18,200,000			3,450,000				3,450,000
Price per share (in USD per share) | $ / shares					$ 18.50			$ 30				$ 30
Issuance of shares | $					$ 319,600,000			$ 99,600,000
Public Offering [Member] | Other related parties [member] | Scorpio Bulkers Inc. [Member] | Common stock [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued (in shares)					5,400,000
Public Offering [Member] | Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member] | Common stock [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued (in shares)					540,000			670,000				670,000
Public Offering [Member] | NPTI [Member] | Common stock [Member]
Disclosure of classes of share capital [line items]
Common stock, shares issued (in shares)										5,000,000
Price per share (in USD per share) | $ / shares										$ 40.00
Issuance of shares | $										$ 188,700,000